Basis of preparation	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of preparation

The unaudited condensed consolidated interim financial statements of the Group as of and for the six months ended 30 June 2023 have been prepared in accordance and in compliance with International Accounting Standard 34 Interim Financial Reporting (IAS 34) as issued by the International Accounting Standards Board (IASB).

The accounting policies and basis of preparation adopted in the preparation of these unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements issued for the year ended 31 December 2022, except for the adoption of new and amended accounting standards effective as of 1 January 2023 set out below. The Group has not early adopted any other standards, interpretations or amendments that have been issued but are not yet effective. The unaudited condensed consolidated interim financial statements are presented in US dollars and all values are rounded to the nearest thousand unless otherwise indicated.

In the opinion of the Group’s management, these unaudited condensed consolidated interim financial statements contain all normal recurring adjustments necessary to present fairly the financial position and results of operations of the Group for each of the periods presented. The unaudited condensed consolidated interim financial statements do not include all the notes and other information required in an annual financial report. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Group’s consolidated financial statements issued for the year ended 31 December 2022. The condensed consolidated statement of financial position as of 31 December 2022 was derived from the consolidated financial statements at that date.

In preparing these unaudited condensed consolidated interim financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the Group´s consolidated financial statements issued for the year ended 31 December 2022.